Note 13 - Investments in Non-consolidated Companies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of unconsolidated structured entities [abstract]
Disclosure of unconsolidated structured entities [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
At the beginning of the year	879,965	805,568
Translation differences	(31,977)	(10,781)
Equity in earnings of non-consolidated companies	108,799	82,036
Increase due to business combinations	-	20,635
Dividends and distributions declared (*)	(861)	(28,037)
Additions	-	19,610
Increase / (decrease) in equity reserves and others	1,426	(9,066)
At the end of the year	957,352	879,965

Disclosure of detailed information about principal non-consolidated companies [text block]
		% ownership at December 31,		Value at December 31,
Company	Country of incorporation	2020	2019	2020	2019
a) Ternium (*)	Luxembourg	11.46%	11.46%	830,028	751,105
b) Usiminas (**)	Brazil	3.07%	3.07%	65,144	74,593
c) Techgen	Mexico	22.00%	22.00%	19,536	9,888
d) Global Pipe Company	Saudi Arabia	35.00%	35.00%	23,421	22,550
Others	-	-	-	19,223	21,829
				957,352	879,965

Disclosure of detailed information about selected financial information [text block]
(all amounts in thousands of U.S. dollars)	Ternium
	2020	2019
Non-current assets	8,289,460	8,757,320
Current assets	4,566,775	4,178,213
Total assets	12,856,235	12,935,533
Non-current liabilities	2,559,485	3,452,535
Current liabilities	1,853,597	1,768,125
Total liabilities	4,413,082	5,220,660

Equity	8,443,153	7,714,873

Revenues	8,735,435	10,192,818
Gross profit	1,635,512	1,740,378
Net income for the year attributable to owners of the parent	778,468	564,269
Total comprehensive income for the year, net of tax, attributable to owners of the parent	666,667	445,473
(all amounts in thousands of U.S. dollars)	Usiminas
	2020	2019
Non-current assets	3,487,317	4,335,662
Current assets	2,276,368	2,198,449
Total assets	5,763,685	6,534,111
Non-current liabilities	1,661,605	1,955,395
Current liabilities	861,912	716,930
Total liabilities	2,523,517	2,672,325

Equity	3,240,168	3,861,786

Revenues	3,132,949	3,790,206
Gross profit	624,199	478,141
Net income for the year attributable to owners of the parent	106,361	52,779